8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Loans: [Abstract]
Components of the net deferred tax asset
	2016	2015

Deferred tax assets:
Allowance for loan loss	$1,642	$1,922
Previous years AMT	802	802
Loss on other equity investments	51	51
NOL carry-forwards (20 year carry-forward period)	10,286	9,627
Net unrealized loss on securities available-for-sale	632	129

	13,413	12,531

Deferred tax liability:
Depreciation	(424)	(405)
Net unrealized gain on securities available for sale	—	—
	(424)	(405)
Deferred Tax Asset Valuation Allowance	—	—

Net deferred tax assets:	$12,989	$12,126

Components of income tax expense
	2016	2015

Federal:
Current	$(657)	$(438)
Deferred	297	(767)

Total	$(360)	$(1,205)

Income tax reconciliation
	2016	2015

Statutory rate applied to earnings before income taxes	$(118)	$45
Tax exempt interest	(113)	(123)
Life insurance proceeds	(30)	—
Deferred tax valuation allowance reversal	—	(1,000)
Other, net	(99)	(127)

Total	$(360)	$(1,205)